Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	R$ 2,037,599	R$ 1,597,365
Provision for litigations, additions	360,449	694,110
Provision for litigations, reversals	(186,170)	(122,873)
Construction cost, additions/(rev.)	(25,945)	3,583
Monetary restatement	77,715	73,208
Additions to assets	(41,380)	37,551
Settlement	(373,616)	(242,212)
Transfers/others	(19,736)	(3,133)
Provisions for legal claims, ending	1,828,916	2,037,599
Current provisions	336,000
Non current provisions	1,492,916
Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	201,750	181,115
Provision for litigations, additions	15,739	30,667
Provision for litigations, reversals	(7,444)	(2,424)
Construction cost, additions/(rev.)
Monetary restatement	7,355	8,147
Additions to assets
Settlement	(15,955)	(9,764)
Transfers/others	6,985	(5,991)
Provisions for legal claims, ending	208,430	201,750
Tax [Member] | Cofins [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	123,564	110,059
Provision for litigations, additions		15,109
Provision for litigations, reversals		(1,604)
Construction cost, additions/(rev.)
Monetary restatement	9,807
Additions to assets
Settlement
Transfers/others
Provisions for legal claims, ending	133,371	123,564
Tax [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	78,186	71,056
Provision for litigations, additions	15,739	15,558
Provision for litigations, reversals	(7,444)	(820)
Construction cost, additions/(rev.)
Monetary restatement	(2,452)	8,147
Additions to assets
Settlement	(15,955)	(9,764)
Transfers/others	6,985	(5,991)
Provisions for legal claims, ending	75,059	78,186
Labors [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	536,464	569,756
Provision for litigations, additions	103,947	86,895
Provision for litigations, reversals	(65,303)	(2,778)
Construction cost, additions/(rev.)
Monetary restatement	43,877	22,007
Additions to assets	(91)
Settlement	(231,859)	(139,416)
Transfers/others	(396)
Provisions for legal claims, ending	386,639	536,464
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	30,126	37,148
Provision for litigations, additions	12,234	13,270
Provision for litigations, reversals	(4,328)	(19,672)
Construction cost, additions/(rev.)
Monetary restatement
Additions to assets
Settlement	(516)	(620)
Transfers/others
Provisions for legal claims, ending	37,516	30,126
Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	1,260,766	706,191
Provision for litigations, additions	144,821	553,490
Provision for litigations, reversals	(24,331)	(13,888)
Construction cost, additions/(rev.)	(25,945)	3,583
Monetary restatement	25,894	47,705
Additions to assets	(41,289)	37,551
Settlement	(124,998)	(76,724)
Transfers/others	(26,325)	2,858
Provisions for legal claims, ending	1,188,593	1,260,766
Civil [Member] | Civil And Administrative Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	958,111	433,437
Provision for litigations, additions	134,634	545,243
Provision for litigations, reversals	(19,782)	(3,925)
Construction cost, additions/(rev.)
Monetary restatement	26,818	47,553
Additions to assets	278
Settlement	(119,067)	(67,055)
Transfers/others	(26,325)	2,858
Provisions for legal claims, ending	954,667	958,111
Civil [Member] | Easements [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	138,724	138,069
Provision for litigations, additions	1,748	3,594
Provision for litigations, reversals		(90)
Construction cost, additions/(rev.)	(21,596)	(722)
Monetary restatement
Additions to assets	1,133	627
Settlement	(5,884)	(2,754)
Transfers/others
Provisions for legal claims, ending	114,125	138,724
Civil [Member] | Expropriations And Property [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	154,912	125,028
Provision for litigations, additions	6,856	2,195
Provision for litigations, reversals	(1,461)	(8,113)
Construction cost, additions/(rev.)	(4,349)	4,305
Monetary restatement	(535)
Additions to assets	(42,700)	36,924
Settlement	41	(5,427)
Transfers/others
Provisions for legal claims, ending	112,764	154,912
Civil [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	3,750	3,755
Provision for litigations, additions	319	2,039
Provision for litigations, reversals	(1,676)	(630)
Construction cost, additions/(rev.)
Monetary restatement		74
Additions to assets
Settlement	51	(1,488)
Transfers/others
Provisions for legal claims, ending	2,444	3,750
Civil [Member] | Environmental [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	5,269	5,902
Provision for litigations, additions	1,264	419
Provision for litigations, reversals	(1,412)	(1,130)
Construction cost, additions/(rev.)
Monetary restatement	(389)	78
Additions to assets
Settlement	(139)
Transfers/others
Provisions for legal claims, ending	4,593	5,269
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal claims, beginning	8,493	103,155
Provision for litigations, additions	83,708	9,788
Provision for litigations, reversals	(84,764)	(84,111)
Construction cost, additions/(rev.)
Monetary restatement	589	(4,651)
Additions to assets
Settlement	(288)	(15,688)
Transfers/others
Provisions for legal claims, ending	R$ 7,738	R$ 8,493